SEGMENTED INFORMATION (Details 2) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Exploration And Evaluation Assets - Mexico	$ 44,684	$ 11,052
Exploration And Evaluation Assets - Canada	1	1
Total Exploration And Evaluation Assets	$ 44,685	$ 11,053